Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) (10-K) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	42,203,094	526,124	3,248,666	2,188,624
Selling Agent Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		160,492	160,492	160,492
Shares Reserved in Exchange for the Cancellation of Certain Non-Voting Membership Interest in Edison Nation Holdings, LLC [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount				990,000
Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	80,000	80,000	80,000	80,000
Convertible Shares Under Notes Payable[Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,647,587	285,632	517,073	285,632
Warrants for Noteholders [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			625,000	50,000
Restricted Stock Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			30,000	210,000
Series B Convertible Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			764,618
Shares to be Issued [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,608,355		1,071,483	412,500